Equity Investments, Balance sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity method investment summarized financial information assets and liabilities [Abstract]
Net assets	$ 1,523
Total Share [Member]
Equity method investment summarized financial information assets and liabilities [Abstract]
Current assets	3,923	3,969
Noncurrent assets	6,341	6,546
Total assets	10,264	10,515
Current liabilities	2,973	2,760
Noncurrent liabilities	2,205	2,583
Net assets	5,086	5,172
Company Share [Member]
Equity method investment summarized financial information assets and liabilities [Abstract]
Current assets	1,387	1,380
Noncurrent assets	1,781	1,811
Total assets	3,168	3,191
Current liabilities	1,030	967
Noncurrent liabilities	615	727
Net assets	$ 1,523	$ 1,497